Intangible Assets and Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Feb. 01, 2023	Mar. 31, 2019
Bitla Software Private Limited [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Goodwill				$ 6,304,000
Bus Ticketing [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Goodwill			$ 5,298,000
Air Ticketing, Hotels and Packages and Bus Ticketing [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Impairment loss	$ 0	$ 0
Description related to cash flow projections period	over a period of five years